Impairment of Non-current Assets - Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		$ 2,408		$ 261
Net impairment of non-current assets		2,406		171
Reversal of impairment		(2)		(90)
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		2,401		196
Net impairment of non-current assets		2,399	[1]	106	[1]	$ 3,833
Reversal of impairment		(2)		(90)
Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		7		2
Net impairment of non-current assets		7	[2]	2	[2]	$ 57
Reversal of impairment		0		0
Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		0		63	[3]
Net impairment of non-current assets		0		63	[3]
Reversal of impairment		0		0	[3]
Jansen Project [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		2,300
Jansen Project [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		2,300
Jansen Project [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		0
Jansen Project [Member] | Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		0
Western Australia Nickel [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment	[4]			(90)
Western Australia Nickel [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment	[4]			(90)
Western Australia Nickel [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment	[4]			0
Western Australia Nickel [Member] | Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment	[3],[4]			0
Other [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		108		261
Other [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		101		196
Other [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		7		2
Other [Member] | Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		$ 0		$ 63	[3]

[1]	Refer to note 13 'Impairment of non-current assets' for information on impairments.
[2]	Refer to note 13 'Impairment of non-current assets' for information on impairments.
[3]	Impairment of equity accounted investment is recognised within ‘Profit/(loss) from equity accounted investments, related impairments and expenses’ in the Consolidated Income Statement.
[4]	Reversal of impairment was recognised as exceptional. Refer to note 3 'Exceptional items' for further information.